Condensed Consolidated Balance Sheets - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents		$ 2,559	$ 5,591
Restricted deposit		392	359
Trade receivables, net		16	1
Inventories		540	573
Other accounts receivable and prepaid expenses		389	223
Total current assets		3,896	6,747
Non-current assets:
Restricted deposit		83	76
Operating lease right-of-use assets		2,127	2,426
Property and equipment, net		1,046	1,463
Intangible assets, net		45	73
Total non-current assets		3,301	4,038
Total assets		7,197	10,785
Current liabilities:
Trade payables		256	610
Operating lease liabilities		894	814
Accrued liabilities and other payables		1,336	1,248
Total current liabilities		2,486	2,672
Non-current liabilities:
Operating lease liabilities		1,766	2,032
Total non-current liabilities		1,766	2,032
Total liabilities		4,252	4,704
Commitments and contingencies
Shareholders’ Equity:
Ordinary shares, NIS 1.5 par value - authorized: 3,000,000 ordinary shares as of June 30, 2026 (unaudited) and December 31, 2025; issued and outstanding: 1,444,350 and 1,280,301 ordinary shares as of June 30, 2026 (unaudited) and December 31, 2025, respectively	[1]	6,265	5,492
Additional paid in capital		128,311	126,397
Accumulated other comprehensive loss		(969)	(969)
Accumulated deficit		(130,662)	(124,839)
Total shareholders’ equity		2,945	6,081
Total liabilities and shareholders’ equity		$ 7,197	$ 10,785

[1]	Adjusted to reflect the reverse stock splits, see Note 6 and 8.